Risk Management (Details 27) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Auto
Premium issued by branch, net of cancellation
Insurance	R$ 4,115,426	R$ 3,987,645
RE (Elementary branch)
Premium issued by branch, net of cancellation
Insurance	1,600,632	1,485,537
Tradicional plans
Premium issued by branch, net of cancellation
Insurance	1,184,755	1,892,855
Life insurance
Premium issued by branch, net of cancellation
Insurance	8,588,654	7,041,906
VGBL
Premium issued by branch, net of cancellation
Insurance	25,563,864	23,492,119
PGBL
Premium issued by branch, net of cancellation
Insurance	R$ 2,770,148	R$ 2,461,808